UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Land & Buildings Investment Management, LLC
Address: 3 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Litt
Title:     Managing Principal
Phone:     203-987-5830

Signature, Place, and Date of Signing:

 /s/ Jonathan Litt     Greenwich, CT     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $67,061 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100     2433    58000 SH       Defined                 58000
AMERICAN TOWER CORP            CL A             029912201     4554    75900 SH       Defined                 75900
APARTMENT INVT & MGMT CO       CL A             03748R101      197     8600 SH       Defined                  8600
AVALONBAY CMNTYS INC           COM              053484101     3003    23000 SH       Defined                 23000
CAMDEN PPTY TR                 SH BEN INT       133131102     3161    50800 SH       Defined                 50800
CROWN CASTLE INTL CORP         COM              228227104      246     5500 SH       Defined                  5500
DIGITAL RLTY TR INC            COM              253868103     3286    49300 SH       Defined                 49300
DOUGLAS EMMETT INC             COM              25960P109     3046   167000 SH       Defined                167000
EASTGROUP PPTY INC             COM              277276101       95     2200 SH       Defined                  2200
EQUINIX INC                    COM NEW          29444U502     2747    27100 SH       Defined                 27100
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     2200    33000 SH       Defined                 33000
EQUITY RESIDENTIAL             SH BEN INT       29476L107      193     3400 SH       Defined                  3400
ESSEX PPTY TR INC              COM              297178105     3878    27600 SH       Defined                 27600
EXTRA SPACE STORAGE INC        COM              30225T102     2461   101600 SH       Defined                101600
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     3094    34100 SH       Defined                 34100
HCP INC                        COM              40414L109     3811    92000 SH       Defined                 92000
KILROY RLTY CORP               COM              49427F108     3140    82494 SH       Defined                 82494
LIBERTY PPTY TR                SH BEN INT       531172104      197     6400 SH       Defined                  6400
MACERICH CO                    COM              554382101      166     3300 SH       Defined                  3300
MARRIOTT INTL INC NEW          CL A             571903202      180     6200 SH       Defined                  6200
MID-AMER APT CMNTYS INC        COM              59522J103      193     3100 SH       Defined                  3100
NATIONAL RETAIL PROPERTIES I   COM              637417106     2616    99200 SH       Defined                 99200
PLUM CREEK TIMBER CO INC       COM              729251108       98     2700 SH       Defined                  2700
PUBLIC STORAGE                 COM              74460D109     3953    29400 SH       Defined                 29400
RAYONIER INC                   COM              754907103     2414    54092 SH       Defined                 54092
REGENCY CTRS CORP              COM              758849103      176     4700 SH       Defined                  4700
SBA COMMUNICATIONS CORP        COM              78388J106     3698    86100 SH       Defined                 86100
SIMON PPTY GROUP INC NEW       COM              828806109     3429    26600 SH       Defined                 26600
SL GREEN RLTY CORP             COM              78440X101      199     3000 SH       Defined                  3000
SOVRAN SELF STORAGE INC        COM              84610H108       93     2200 SH       Defined                  2200
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401      177     3700 SH       Defined                  3700
TANGER FACTORY OUTLET CTRS I   COM              875465106     3832   130700 SH       Defined                130700
TAUBMAN CTRS INC               COM              876664103     3706    59700 SH       Defined                 59700
VENTAS INC                     COM              92276F100       99     1800 SH       Defined                  1800
VORNADO RLTY TR                SH BEN INT       929042109      192     2500 SH       Defined                  2500
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101       98     3600 SH       Defined                  3600